Other Financial Information (Tables)	12 Months Ended
Dec. 31, 2019
Other Financial Information [Abstract]
Other Financial Information
Note 22—Other Financial Information
Millions of Dollars
2019 2018 2017
Interest and Debt Expense
Incurred
Debt $ 799 838 1,114
Other 36 67 103
835 905 1,217
Capitalized (57) (170) (119)
Expensed $ 778 735 1,098
Other Income
Interest income $ 166 97 112
Unrealized gains (losses) on Cenovus Energy common shares* 649 (437) -
Other, net 543 513 417
$ 1,358 173 529
*See Note 7—Investment

in Cenovus Energy,

for additional information.
Research and Development Expenditures —expensed $ 82 78 100
Shipping and Handling Costs $ 1,008 1,075 1,050
Foreign Currency Transaction (Gains) Losses —after-tax
Alaska $ - - -
Lower 48 - - -
Canada 5 (11) 3
Europe, Middle East and North Africa - (26) 7
Asia Pacific 31 3 23
Other International 1 - 1
Corporate and Other 21 21 (3)
$ 58 (13) 31

Property, Plant And Equipment [Table Text Block]
Millions of Dollars
2019 2018
Properties, Plants and Equipment
Proved properties $ 88,284 * 100,657
Unproved properties 3,980 * 4,662
Other 5,482 5,278
Gross properties, plants and equipment 97,746 110,597
Less: Accumulated depreciation, depletion and amortization (55,477) * (64,899)
Net properties, plants and equipment $ 42,269 45,698
*Excludes assets classified

as held for sale at December

31, 2019.

See Note 5
—
Asset Acquisitions and Dispositions,

for additional information.